UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment  [    ];  Amendment Number:
This Amendment  (Check only one.):    [     ]  is a restatement.
                                      [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Amerindo Investment Advisors Inc.
Address:           One Embarcadero Center, Suite 2300
                   San Francisco, California 94111

Form 13F File Number:     28-2623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:         Dana E. Smith
Title:        Chief Compliance Officer
Phone:        212-371-6360

Signature, Place, and Date of Signing:

/s/ Dana E. Smith   New York, New York     May 2, 2005

Report Type  (Check only one.):

[  X  ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[     ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          33

Form 13F Information Table Value Total:          $921,492 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        13F File Number        Name

       01         28-10424       Amerindo Investment Advisors Inc. Offshore

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                                              FORM 13F INFORMATION TABLE
                                                                         VALUE  SHARES/ SH/Put/INVSTMT OTHRVOTING AUTHORITY
NAME OF ISSUER                                TTL OF CLASS  CUSIP     (X$1000) PRN  AMT PRNCallDSCRETN MGRSSOLE    SHARED NONE
Abgenix, Inc.                                 COM           00339B107         37     5262 SH     DEFINED 01     5262      0   0
Alexion Pharmaceuticals Inc.                  COM           015351109        456    21052 SH     DEFINED 01    21052      0   0
American SuperConductors Corp.                COM           030111108       3867   387500 SH     SOLE         387500      0   0
CancerVax Corporation                         COM           13738Y107       4825   732195 SH     SOLE         732195      0   0
Centura Software Corporation                  COM           15640W103          0      500 SH     DEFINED 01      500      0   0
CIENA Corporation                             COM           171779101         49    28416 SH     SOLE          28416      0   0
Cygnus, Inc.                                  COM           232560102          0     1000 SH     DEFINED 01     1000      0   0
Divine Inc.                                   COM           255402406          0     3393 SH     DEFINED 01     3393      0   0
eBay Inc.                                     COM           278642103     140011  3757666 SH     SOLE        3757666      0   0
Eyetech Pharmaceuticals                       COM           302297106       4197   152613 SH     DEFINED 01   152613      0   0
Eyetech Pharmaceuticals                       COM           302297106      56931  2070207 SH     SOLE        2070207      0   0
FlexiInternational Software, Inc.             COM           338923105          8    45000 SH     DEFINED 01    45000      0   0
Gilead Sciences, Inc.                         COM           375558103      19933   556800 SH     SOLE         556800      0   0
Google Inc.				      COM	    38259P508        722      400 SH	 DEFINED 01      400	  0   0
Google Inc.				      COM           38259P508	  107268   594250 SH	 SOLE	      594250      0   0
HomeStore.com, Inc.                           COM           437852106      15649  7049288 SH     SOLE        7049288      0   0
iBEAM Broadcasting                            COM           45073P408          0      850 SH     DEFINED 01      850      0   0
Imclone Systems, Inc.                         COM           45245W109      40724  1180400 SH     SOLE        1180400      0   0
Juniper Networks, Inc.                        COM           48203R104      38464  1743600 SH     SOLE        1743600      0   0
Medimmune Inc.				      COM	    584699102       2000    84000 SH     DEFINED 01    84000      0   0
Medimmune Inc.				      COM	    584699102       7560   317500 SH     SOLE         317500      0   0
Net2000 Communications                        COM           64122G103          0      700 SH     DEFINED 01      700      0   0
OSI Pharmaceuticals                           COM           671040103      55119  1333300 SH     SOLE        1333300      0   0
Paragon Financial Group                       COM           69912C105          2    21488 SH     DEFINED 01    21488      0   0
Paragon Financial Group                       COM           69912C105          0     2772 SH     SOLE           2772      0   0
Quokka Sports                                 COM           749077400          0      166 SH     DEFINED 01      166      0   0
Red Hat Inc.                                  COM           756577102      40071  3672900 SH     SOLE        3672900      0   0
Salesforce.com                                COM           794662302      62423  4164300 SH     SOLE        4164300      0   0
Sonus Networks                                COM           835916107      13977  3296454 SH     SOLE        3296454      0   0
Time Warner, Inc.                             COM           887317105        149     8500 SH     SOLE           8500      0   0
XM Satellite Radio                            COM           983759101       8983   284000 SH     DEFINED 01   284000      0   0
XM Satellite Radio                            COM           983759101      90906  2874042 SH     SOLE        2874042      0   0
Yahoo!                                        COM           984332106     207161  6110954 SH     SOLE        6110954      0   0


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